CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Current assets
Cash and cash equivalents	¥ 2,617,432	$ 402,292	¥ 1,579,743
Short-term deposits	6,000,104	922,199	3,751,519
Restricted short-term deposits	1,000,000	153,697	0
Short-term investments	124,550	19,143	0
Accounts receivable, net	153,944	23,661	169,571
Inventory	315	48	2,266
Amounts due from related parties	11,190	1,720	135,245
Prepayments and other current assets	221,939	34,111	224,732
Total current assets	10,129,474	1,556,871	5,863,076
Non-current assets
Deferred tax assets	113,017	17,370	117,811
Investments	1,153,019	177,216	918,602
Property and equipment, net	1,016,998	156,310	838,750
Land use right, net	1,832,739	281,687	1,872,394
Intangible assets, net	37,481	5,761	58,926
Goodwill	11,716	1,801	14,300
Amounts due from related parties	20,000	3,074	0
Other non-current assets	144,275	22,175	101,933
Total non-current assets	4,329,245	665,394	3,922,716
Total assets	14,458,719	2,222,265	9,785,792
Current liabilities
Convertible bonds (including convertible bonds of the consolidated variable interest entity without recourse to the Company of nil and nil as of December 31, 2016 and 2017, respectively)	0	0	2,768,469
Accounts payable (including accounts payable of the consolidated variable interest entity without recourse to the Company of RMB117,917 and RMB67,817 as of December 31, 2016 and 2017, respectively)	76,351	11,735	137,107
Deferred revenue (including deferred revenue of the consolidated variable interest entity without recourse to the Company of RMB429,883 and RMB757,244 as of December 31, 2016 and 2017, respectively)	758,044	116,509	430,683
Advances from customers (including advances from customers of the consolidated variable interest entity without recourse to the Company of RMB 56,108 and RMB80,406 as of December 31, 2016 and 2017, respectively)	80,406	12,358	56,152
Income taxes payable (including income taxes payable of the consolidated variable interest entity without recourse to the Company of RMB112,779 and RMB142,204 as of December 31, 2016 and 2017, respectively)	146,298	22,485	140,754
Accrued liabilities and other current liabilities (including accrued liabilities and other current liabilities of the consolidated variable interest entity without recourse to the Company of RMB988,911 and RMB1,404,877 as of December 31, 2016 and 2017, respectively)	1,465,963	225,314	1,066,038
Amounts due to related parties (including amounts due to related parties of the consolidated variable interest entity without recourse to the Company of RMB91,245 and RMB30,502 as of December 31, 2016 and 2017, respectively)	30,502	4,688	91,245
Short-term loans (including short-term loans of the consolidated variable interest entity without recourse to the Company of nil and nil as of December 31, 2016 and 2017, respectively)	588,235	90,410	0
Total current liabilities	3,145,799	483,499	4,690,448
Non-current liabilities
Convertible bonds (including convertible bonds of the consolidated variable interest entity without recourse to the Company of nil and nil as of December 31, 2016 and 2017, respectively)	6,536	1,005	0
Deferred revenue(including deferred revenue of the consolidated variable interest entity without recourse to the Company of RMB19,125 and RMB52,185 as of December 31, 2016 and 2017, respectively)	57,718	8,871	25,459
Deferred tax liabilities (including deferred tax liabilities of the consolidated variable interest entity without recourse to the Company of RMB4,777 and RMB8,404 as of December 31, 2016 and 2017, respectively)	10,810	1,661	8,058
Total non-current liabilities	75,064	11,537	33,517
Total liabilities	3,220,863	495,036	4,723,965
Commitments and contingencies
Mezzanine equity	524,997	80,691	9,272
Shareholders' equity
Additional paid-in capital	5,339,844	820,719	2,165,766
Statutory reserves	62,718	9,640	58,857
Retained earnings	5,218,110	802,009	2,728,736
Accumulated other comprehensive income / (loss)	(9,597)	(1,475)	93,066
Total YY Inc.’s shareholders’ equity	10,611,155	1,630,906	5,046,495
Non-controlling interests	101,704	15,632	6,060
Total shareholders' equity	10,712,859	1,646,538	5,052,555
Total liabilities, mezzanine equity and shareholders’ equity	14,458,719	2,222,265	9,785,792
Class A common shares [Member]
Shareholders' equity
Common shares	57	9	44
Class B common shares [Member]
Shareholders' equity
Common shares	¥ 23	$ 4	¥ 26